Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Fair value reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Effects of the implementation of IFRS 9	[1]			kr (9)	kr (409)		kr 432	kr 14
Adjusted opening balance of equity		kr 3,990	kr 25		(409)	kr (4)	13,986	17,588
Net profit for the year							648	648
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			(25)					(25)
Tax on items to be reclassified to profit or loss			6					6
Items not to be reclassified to profit or loss
Own credit risk					374			374
Revaluation of defined benefit plans						(48)		(48)
Tax on items not to be reclassified to profit or loss					(82)	10		(72)
Total other comprehensive income			(19)		292	(38)		235
Total comprehensive income			(19)		292	(38)	648	883	[2]
Dividend							(232)	(232)
Balance at the end of the year at Dec. 31, 2018	[1],[3]	3,990	6		(117)	(42)	14,402	18,239
Net profit for the year							1,027	1,027
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			(8)					(8)
Tax on items to be reclassified to profit or loss			2					2
Items not to be reclassified to profit or loss
Own credit risk					24			24
Revaluation of defined benefit plans						(4)		(4)
Tax on items not to be reclassified to profit or loss					(5)	1		(4)
Total other comprehensive income			(6)		19	(3)		10
Total comprehensive income			kr (6)		19	(3)	1,027	1,037	[2]
Dividend							(194)	(194)
Balance at the end of the year at Dec. 31, 2019	[1],[3]	3,990			(98)	(45)	15,235	19,082
Net profit for the year							968	968
Items not to be reclassified to profit or loss
Own credit risk					18			18
Revaluation of defined benefit plans						1		1
Tax on items not to be reclassified to profit or loss					(4)	(1)		(5)
Total other comprehensive income					14	0		14
Total comprehensive income					14	0	968	982	[2]
Balance at the end of the year at Dec. 31, 2020	[1],[3]	kr 3,990			kr (84)	kr (45)	kr 16,203	kr 20,064

[1]	See note 22.
[2]	The entire profit is attributable to the shareholder of the Parent Company.
[3]	The entire equity is attributable to the shareholder of the Parent Company.